Issued Capital and Reserves - Additional Information (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reserves within equity [line items]
Number of shares outstanding (in shares)	251,325,340	239,970,804
Treasury shares (in shares)	7,702,147	8,581,396
Share capital	€ 259.0	€ 248.6